Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment
18.  PROPERTY, PLANT AND EQUIPMENT

The disclosures in this note apply to all Registrants unless indicated otherwise.

Property, Plant and Equipment is shown functionally on the face of the balance sheets. The following tables include the total plant balances as of December 31, 2022 and 2021:

December 31, 2022	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
	(as adjusted)
Regulated Property, Plant and Equipment
Generation	$23,759.7	(a)	$—	$—	$6,776.8	$5,534.6	$—	$2,394.8	$5,476.2	(a)
Transmission	33,221.7		6,301.5	12,335.4	4,482.8	1,842.2	3,198.6	1,164.4	2,479.8
Distribution	27,138.8		5,312.8	—	4,933.0	3,024.7	6,450.3	3,216.4	2,659.6
Other	5,528.9		1,020.4	476.6	849.2	796.1	1,040.6	466.0	582.6
CWIP	4,776.4	(a)	805.2	1,554.7	705.3	253.0	474.3	219.3	369.5	(a)
Less: Accumulated Depreciation	23,118.0		1,759.5	1,027.1	5,397.3	4,117.8	2,564.3	1,839.4	3,314.8
Total Regulated Property, Plant and Equipment - Net	71,307.5		11,680.4	13,339.6	12,349.8	7,332.8	8,599.5	5,621.5	8,252.9
Nonregulated Property, Plant and Equipment - Net	2,031.6		1.2	0.3	29.4	78.7	9.8	5.0	9.3
Total Property, Plant and Equipment - Net	$73,339.1		$11,681.6	$13,339.9	$12,379.2	$7,411.5	$8,609.3	$5,626.5	$8,262.2

December 31, 2021	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
	(as adjusted)
Regulated Property, Plant and Equipment
Generation	$22,428.3	(a)	$—	$—	$6,683.9	$5,531.8	$—	$1,802.4	$4,734.5	(a)
Transmission	30,771.1		5,849.9	11,031.0	4,322.4	1,783.1	2,992.8	1,107.7	2,316.9
Distribution	25,457.4		4,917.2	—	4,683.3	2,800.1	6,070.6	3,004.9	2,514.3
Other	5,403.5		958.7	451.7	668.9	755.1	982.2	433.5	542.0
CWIP	3,734.8	(a)	551.3	1,402.2	469.9	302.8	365.0	156.0	240.7	(a)
Less: Accumulated Depreciation	21,491.1		1,642.9	784.0	5,047.4	3,885.3	2,457.4	1,707.0	3,002.2
Total Regulated Property, Plant and Equipment - Net	66,304.0		10,634.2	12,100.9	11,781.0	7,287.6	7,953.2	4,797.5	7,346.2
Nonregulated Property, Plant and Equipment - Net	2,000.1		1.2	0.1	23.3	23.3	9.8	5.3	53.9
Total Property, Plant and Equipment - Net	$68,304.1		$10,635.4	$12,101.0	$11,804.3	$7,310.9	$7,963.0	$4,802.8	$7,400.1

(a)AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.
Depreciation, Depletion and Amortization

The Registrants provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class.  The following tables provide total regulated annual composite depreciation rates and depreciable lives for the Registrants:

AEP
	2022						2021						2020
Functional Class of Property	Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges			Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges			Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges
				(in years)						(in years)						(in years)
Generation	2.7%	-	7.6%	20	-	132	2.7%	-	7.8%	20	-	132	2.7%	-	6.3%	20	-	132
Transmission	2.0%	-	2.7%	24	-	75	2.0%	-	2.6%	15	-	75	2.0%	-	2.6%	15	-	75
Distribution	2.7%	-	3.6%	7	-	78	2.8%	-	3.6%	7	-	80	2.7%	-	3.7%	7	-	78
Other	3.1%	-	14.4%	5	-	75	3.0%	-	12.5%	5	-	75	2.8%	-	11.3%	5	-	75

AEP Texas
	2022				2021				2020
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	2.2%	50	-	75	2.2%	50	-	75	2.0%	50	-	75
Distribution	2.9%	7	-	70	2.9%	7	-	70	3.1%	7	-	70
Other	6.2%	5	-	50	5.8%	5	-	50	6.1%	5	-	50

AEPTCo
	2022				2021				2020
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	2.6%	24	-	75	2.5%	24	-	75	2.4%	24	-	75
Other	6.6%	5	-	56	6.7%	5	-	56	6.3%	5	-	64

APCo
	2022				2021				2020
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	3.6%	35	-	118	3.6%	35	-	118	3.3%	35	-	118
Transmission	2.2%	24	-	75	2.1%	15	-	75	2.2%	15	-	75
Distribution	3.6%	12	-	57	3.5%	12	-	57	3.7%	12	-	57
Other	7.3%	5	-	55	8.5%	5	-	55	7.8%	5	-	55

I&M
	2022				2021				2020
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	4.9%	20	-	132	4.7%	20	-	132	4.6%	20	-	132
Transmission	2.5%	44	-	67	2.4%	45	-	70	2.3%	45	-	70
Distribution	3.1%	14	-	71	3.4%	14	-	71	3.4%	14	-	71
Other	10.1%	5	-	45	9.0%	5	-	51	10.2%	5	-	51

OPCo
	2022				2021				2020
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	2.3%	39	-	60	2.3%	39	-	60	2.3%	39	-	60
Distribution	2.7%	11	-	70	2.9%	11	-	70	3.1%	14	-	65
Other	6.1%	5	-	50	6.1%	5	-	50	5.0%	5	-	50

PSO
	2022				2021				2020
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	3.1%	30	-	75	2.8%	30	-	75	3.1%	35	-	75
Transmission	2.5%	42	-	75	2.4%	42	-	75	2.2%	45	-	75
Distribution	2.9%	15	-	78	2.9%	15	-	78	2.9%	15	-	78
Other	6.8%	5	-	56	6.1%	5	-	56	5.7%	5	-	64

SWEPCo
	2022				2021				2020
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.7%	30	-	65	2.7%	30	-	65	2.7%	35	-	65
Transmission	2.3%	44	-	70	2.4%	49	-	74	2.3%	47	-	73
Distribution	2.9%	15	-	75	2.8%	15	-	80	2.7%	15	-	67
Other	9.0%	5	-	57	8.6%	5	-	58	8.5%	5	-	52

The following table includes the nonregulated annual composite depreciation rate ranges and nonregulated depreciable life ranges for AEP. Depreciation rate ranges and depreciable life ranges are not meaningful for nonregulated property of AEP Texas, AEPTCo, APCo, I&M, OPCo, PSO and SWEPCo for 2022, 2021 and 2020.

	2022							2021							2020
Functional Class of Property	Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges				Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges				Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges
				(in years)							(in years)							(in years)
Generation	3.8%	-	8.7%	3	-	61		3.8%	-	10.4%	10	-	59		3.6%	-	4.0%	15	-	59
Transmission	2.8%			10	-	62		2.6%			30	-	40		2.5%			30	-	40
Distribution	NA			NA				NA			NA				NA			NA
Other	25.2%			5	-	35	(a)	16.5%			5	-	35	(a)	16.1%			5	-	50

(a)In 2020 management announced plans to retire the Pirkey Plant in 2023 and the related depreciable lives have been adjusted accordingly. See Note 5 - Effects of Regulation for additional information.
NA Not applicable.

SWEPCo provides for depreciation, depletion and amortization of coal-mining assets over each asset’s estimated useful life or the estimated life of each mine, whichever is shorter, using the straight-line method for mining structures and equipment.  SWEPCo uses either the straight-line method or the units-of-production method to amortize mine development costs and deplete coal rights based on estimated recoverable tonnages.  SWEPCo includes these costs in fuel expense.

For regulated operations, the composite depreciation rate generally includes a component for non-ARO removal costs, which is credited to Accumulated Depreciation and Amortization on the balance sheets.  Actual removal costs incurred are charged to Accumulated Depreciation and Amortization.  Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability.  For nonregulated operations, non-ARO removal costs are expensed as incurred.
Asset Retirement Obligations (Applies to all Registrants except AEPTCo)

The Registrants recorded the following revisions to ARO estimates as of December 31, 2022 and 2021:

•As of December 31, 2022 and 2021, I&M’s ARO liability for nuclear decommissioning of the Cook Plant was $2 billion and $1.93 billion, respectively.  These liabilities are reflected in Asset Retirement Obligations on I&M’s balance sheets.  As of December 31, 2022 and 2021, the fair value of I&M’s assets that are legally restricted for purposes of settling decommissioning liabilities totaled $3.01 billion and $3.54 billion, respectively.  These assets are included in Spent Nuclear Fuel and Decommissioning Trusts on I&M’s balance sheets. In December 2021, I&M recorded a $58 million revision for Cook Plant as a result of the latest decommissioning cost study. The ARO liability was updated and changes from the previous study were driven primarily by general increases in the projected cost of labor and materials.
•In 2020, Virginia’s Governor signed House Bill 443 (HB 443) requiring APCo to close certain ash disposal units at the retired Glen Lyn Station by removal of all coal combustion material. In June 2021, management completed fully designed and costed project plans for the Glen Lyn Station site and increased ash disposal ARO liabilities by an additional $79 million. HB 443 provides for the recovery of all costs associated with closure by removal through the Virginia environmental rate adjustment clause. APCo is permitted to record carrying costs on the unrecovered balance of closure costs as a weighted-average cost of capital approved by the Virginia SCC. The legislation provides for regulatory recovery of these costs.
•In September 2022, APCo recorded a $14 million revision due to an increase in estimated ash pond closure costs at the Amos Plant.
•In March 2022, PSO and SWEPCo acquired respective undivided ownership interests in the entity that owned Traverse during its development and construction. Immediately following the acquisition, PSO and SWEPCo liquidated the entity and simultaneously distributed the Traverse assets in proportion to their undivided ownership interests. Traverse was placed in-service in March 2022. As a result, PSO and SWEPCo incurred additional ARO liabilities of $13 million and $15 million, respectively. See the “North Central Wind Energy Facilities” section of Note 7 for additional information.
•In March 2022, SWEPCo recorded a $13 million revision due to an increase in estimated ash pond closure costs at the Pirkey Plant and the Welsh Plant. In June 2022, SWEPCo recorded a $16 million revision due to an increase in estimated reclamation costs at Sabine. In September 2022, SWEPCo recorded a $14 million revision due to an increase in estimated landfill closure costs at Pirkey Plant. In November 2022, SWEPCo recorded an additional $7 million revision related to an increase in estimated reclamation costs at Sabine.

The following is a reconciliation of the 2022 and 2021 aggregate carrying amounts of ARO by Registrant:

Company	ARO as of December 31, 2021	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates (a)	ARO as of December 31, 2022
	(in millions)
AEP(b)(c)(d)(e)(f)(g)	$2,741.7	$111.2	$37.4	$(47.0)	$100.3	$2,943.6
AEP Texas (b)(e)	4.4	0.3	—	(0.2)	—	4.5
APCo (b)(e)	404.6	15.8	3.0	(12.7)	17.0	427.7
I&M (b)(c)(e)	1,946.3	71.5	3.2	(0.6)	7.7	2,028.1
OPCo (e)	1.9	0.2	3.0	(0.1)	—	5.0
PSO (b)(e)(g)	57.6	4.1	12.8	(0.7)	1.9	75.7
SWEPCo (b)(d)(e)(g)	222.7	11.9	15.4	(25.8)	56.7	280.9

Company	ARO as of December 31, 2020	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates (a)	ARO as of December 31, 2021
	(in millions)
AEP (b)(c)(d)(e)(f)(g)	$2,516.7	$105.0	$22.8	$(41.4)	$138.6	$2,741.7
AEP Texas (b)(e)	4.6	0.2	—	(0.4)	—	4.4
APCo (b)(e)	313.1	13.7	—	(6.9)	84.7	404.6
I&M (b)(c)(e)	1,813.8	72.9	0.3	(0.1)	59.4	1,946.3
OPCo (e)	1.9	0.1	—	(0.1)	—	1.9
PSO (b)(e)(g)	47.4	3.3	7.6	(0.7)	—	57.6
SWEPCo (b)(d)(e)(g)	222.1	9.8	9.2	(20.9)	2.5	222.7

(a)Unless discussed above, primarily related to ash ponds, landfills and mine reclamation, generally due to changes in estimated closure area, volumes and/or unit costs.
(b)Includes ARO related to ash disposal facilities.
(c)Includes ARO related to nuclear decommissioning costs for the Cook Plant of $2 billion and $1.93 billion as of December 31, 2022 and 2021, respectively.
(d)Includes ARO related to Sabine and DHLC.
(e)Includes ARO related to asbestos removal.
(f)Includes ARO related to solar farms.
(g)Includes ARO related to wind farms.

Allowance for Funds Used During Construction and Interest Capitalization

The Registrants’ amounts of Allowance for Equity Funds Used During Construction are summarized in the following table:

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
AEP	$133.7	$139.7	$148.1
AEP Texas	19.7	21.5	19.4
AEPTCo	70.7	67.2	74.0
APCo	11.7	15.6	14.6
I&M	9.8	12.8	11.5
OPCo	13.9	10.8	12.5
PSO	1.5	2.4	4.0
SWEPCo	4.9	7.0	7.7

The Registrants’ amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
AEP	$63.0	$53.8	$66.0
AEP Texas	11.5	10.5	12.5
AEPTCo	22.4	21.0	25.5
APCo	6.5	7.5	7.9
I&M	5.7	5.1	5.7
OPCo	6.7	4.7	6.2
PSO	2.7	0.7	2.0
SWEPCo	4.3	3.0	3.9
Jointly-owned Electric Facilities (Applies to AEP, I&M, PSO and SWEPCo)

The Registrants have electric facilities that are jointly-owned with affiliated and nonaffiliated companies.  Using its own financing, each participating company is obligated to pay its share of the costs of these jointly-owned facilities in the same proportion as its ownership interest.  Each Registrant’s proportionate share of the operating costs associated with these facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Registrant’s Share as of December 31, 2022
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Flint Creek Generating Station, Unit 1 (a)	Coal	50.0%	$382.9	$16.4	$149.4
Pirkey Plant, Unit 1 (a)	Lignite	85.9%	632.0	—	632.0
Turk Generating Plant (a)	Coal	73.3%	1,611.1	5.1	314.7
Total			$2,626.0	$21.5	$1,096.1

I&M
Rockport Generating Plant (b)(c)(d)	Coal	50.0%	$1,357.4	$9.2	$905.1

PSO
North Central Wind Energy Facilities (e)(f)	Wind	45.5%	$889.3	$9.1	$28.1

SWEPCo
Flint Creek Generating Station, Unit 1 (a)	Coal	50.0%	$382.9	$16.4	$149.4
Pirkey Plant, Unit 1 (a)	Lignite	85.9%	632.0	—	632.0
Turk Generating Plant (a)	Coal	73.3%	1,611.1	5.1	314.7
North Central Wind Energy Facilities (e)(f)	Wind	54.5%	1,066.8	10.1	35.2
Total			$3,692.8	$31.6	$1,131.3

			Registrant’s Share as of December 31, 2021
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Flint Creek Generating Station, Unit 1 (a)	Coal	50.0%	$377.6	$6.3	$133.5
Pirkey Plant, Unit 1 (a)	Lignite	85.9%	613.8	—	528.3
Turk Generating Plant (a)	Coal	73.3%	1,598.0	10.2	285.6
Total			$2,589.4	$16.5	$947.4

I&M
Rockport Generating Plant (b)(c)(d)	Coal	50.0%	$1,247.2	$13.9	$794.5

PSO
North Central Wind Energy Facilities (e)(f)	Wind	45.5%	$313.7	$—	$4.2

SWEPCo
Flint Creek Generating Station, Unit 1 (a)	Coal	50.0%	$377.6	$6.3	$133.5
Pirkey Plant, Unit 1 (a)	Lignite	85.9%	613.8	—	528.3
Turk Generating Plant (a)	Coal	73.3%	1,598.0	10.2	285.6
North Central Wind Energy Facilities (e)(f)	Wind	54.5%	376.2	—	5.4
Total			$2,965.6	$16.5	$952.8

(a)Operated by SWEPCo.
(b)Operated by I&M.
(c)Amounts include I&M's 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 was subject to a finance lease with a nonaffiliated company. In December 2022, the lease expired at which point I&M and AEGCo acquired 100% of the interests in Unit 2. See the "Rockport Plant Litigation" section of Note 6 for additional information.
(d)AEGCo owns 50%.
(e)PSO and SWEPCo own undivided interests of 45.5% and 54.5% of the NCWF, respectively. Sundance was placed into service in April 2021. Maverick was placed into service in September 2021. Traverse was placed into service in March 2022. See the “Acquisitions” section of Note 7 for additional information.
(f)Operated by PSO.